Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 133,000	$ 212,000
Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0
Defined Contribution Plan, Requisite Service Period	3 years